Long-term Debt (Tables)	6 Months Ended
Mar. 31, 2023
Long-term Debt
Schedule of debt

	March 31, 2023	September 30, 2022

	(in thousands)
Term loan	$16,326	$14,622
R&D loan	—	122
Total	$16,326	$14,744
Less: Current portion	(16,326)	(122)
Long-term debt	$—	$14,622

Schedule of principal payments remaining on debt outstanding

Year ending September 30,	Principal Payments
(in thousands)
2023 (remaining nine months)	$—
2024	16,326
Total principal payments	$16,326